Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)
Receivables [Abstract]
Restricted net assets	¥ 62,540	$ 9,883	¥ 29,243